Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Net income attributable to Crown Holdings	$ 323	$ 496	$ 393
Weighted average shares outstanding (in millions):
Weighted average shares outstanding, basic (in shares)	135,290	138,530	137,940
Dilutive stock options and restricted stock (in shares)	320	780	1,200
Weighted average shes outstanding, diluted (in shares)	135,610	139,310	139,140
Basic EPS (in usd per share)	$ 2.39	$ 3.58	$ 2.85
Diluted EPS (in usd per share)	$ 2.38	$ 3.56	$ 2.82
Contingently issuable shares excluded from the computation of diluted earnings per share because the effect would have been anti-dilutive (in shares)	0	500	100